SHAREHOLDERS' EQUITY (Schedule Of Share Based Compensation Expense) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Equity-based compensation income	$ 23,600	$ 24,452	$ 11,962
Cost of Sales [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Equity-based compensation income	2,046	1,917	1,108
Research and Development Expenses [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Equity-based compensation income	2,652	3,166	1,554
Selling and Marketing Expenses [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Equity-based compensation income	17,167	17,302	8,274
General and Administrative Expenses [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Equity-based compensation income	$ 1,735	$ 2,067	$ 1,026